DEFERRED REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
DEFERRED REVENUE

NOTE 11 – DEFERRED REVENUE

Our deferred revenue consists of:

	March 31,	December 31,
	2018	2017
Deferred revenue – WeedMD	$158,750	$203,750
Less – current portion	(158,750)	(180,000)
Deferred revenue, net of current portion	$—	$23,750

On June 9, 2014, we received 1,187,500 common shares and 3,000,000 warrants to purchase common shares of WMD in exchange for future consulting services and use of our intellectual property. We recorded the $893,750 fair value of these securities as deferred revenue and we recognized $150,000 of this amount as revenue during the period July 1, 2014 through December 31, 2014, based upon our initial three-year estimate of the service period involved. Based on recent discussions with WMD, we now expect to deliver the remaining consulting services and use of our intellectual property to WMD on a relatively consistent monthly basis during the four-year period January 1, 2015 through December 31, 2018. Accordingly, we are now recognizing $15,000 of deferred revenue per month. We recognized $45,000 and $180,000 of revenue applicable to this arrangement in the three months ended March 31, 2018 and the year ended December 31, 2017, respectively.  At March 31, 2018, we expect to recognize $158,750 of the remaining $158,750 WMD deferred revenue during the next twelve months and accordingly, we have classified the $158,750 as a current liability on our consolidated balance sheets.

NOTE 13 – DEFERRED REVENUE

Our deferred revenue consists of:

	December 31,
	2017	2016
Deferred revenue – WeedMD	$203,750	$383,750
Less – current portion	(180,000)	(180,000)
Deferred revenue, net of current portion	$23,750	$203,750

On June 9, 2014, we received 1,187,500 common shares and 3,000,000 warrants to purchase common shares of WMD in exchange for future consulting services and use of our intellectual property. We recorded the $893,750 fair value of these securities as deferred revenue and we recognized $150,000 of this amount as revenue during the period July 1, 2014 through December 31, 2014, based upon our initial three-year estimate of the service period involved. Based on recent discussions with WMD, we now expect to deliver the remaining consulting services and use of our intellectual property to WMD on a relatively consistent monthly basis during the four-year period January 1, 2015 through December 31, 2018. Accordingly, we are now recognizing $15,000 of deferred revenue per month. We recognized $180,000 of revenue applicable to this arrangement, in each of the years ended December 31, 2017 and 2016. At December 31, 2017, we expect to recognize $180,000 of the remaining $203,750 WMD deferred revenue during the next twelve months and accordingly, we have classified the $180,000 as a current liability on our consolidated balance sheets.

On December 28, 2014, we entered into a royalty and consulting services agreement with FoxBarry Farms, LLC (“FoxBarry”) whereby we received a $200,000 prepaid royalty payment from FoxBarry. At the time, we planned to recognize deferred royalty revenue based on actual applicable sales as defined in the agreement. In August 2015, we discontinued providing consulting services to FoxBarry, as our initial project with FoxBarry was abandoned due to operational issues. However, FoxBarry appears to no longer be in existence, and since all of our conditions pursuant to the agreement have been satisfied, we elected to recognize the $200,000 of deferred income during the year ended December 31, 2016, as other income.